Commitments and Contingent Liabilities (Details) $ in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 CAD ($)
Commitments and Contingent Liabilities [Line Items]
Unavoidable present	$ 84.4		$ 60.0
Customer prepayments	198.4			$ 190.3
Defense costs (in Dollars)		$ 50.0
PSP [Member]
Commitments and Contingent Liabilities [Line Items]
Interest and penalties	$ 120.1